                    COLONIAL STRATEGIC INCOME FUND HIGHLIGHTS

                       JANUARY 1, 1995 - DECEMBER 31, 1995

INVESTMENT OBJECTIVE: Colonial Strategic Income Fund seeks as high a level of current income and total return as is consistent with prudent risk.

STRATEGY: The Fund pursues its objective by diversifying investments primarily in U.S. and foreign government and lower rated corporate debt securities.

THE FUND IS DESIGNED TO OFFER:

  - Opportunity for higher income

  - Diversification

  - Monthly distributions

PORTFOLIO MANAGER COMMENTARY: "U.S. investment-grade bond prices were strongest earlier in the year due to the favorable economic setting of low inflation and falling interest rates. Later in the period, we experienced better performance from our non-investment grade corporate and foreign government bonds which tend to lag the U.S. government investment grade market."

                   COLONIAL STRATEGIC INCOME FUND PERFORMANCE

                                                       CLASS A             CLASS B
     Inception date                                    4/21/77*            5/15/92
     Distributions declared per share                   $0.581              $0.529
     SEC Yield on 12/31/95                                6.86%               6.44%
     12-month total return, assuming
     reinvestment of all distributions and
     no sales charge or contingent deferred
     sales charge (CDSC)                                 20.17%              19.29%
     Net asset value per share at 12/31/95              $ 7.22              $ 7.22


* Colonial Strategic Income  Fund adopted its current objective on 11/30/94.

The 30-day SEC yield on December 31, 1995 reflects the Fund's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.

TOP FIVE SECTORS                               PORTFOLIO STRUCTURE
(as of 12/31/95)                               (as of 12/31/95)
1. Kingdom of Denmark  (2003)                  U.S. Government...........  21.9%
2. United Kingdom Treasury (2003)              Foreign Government........  35.1%
3. U.S. Treasury Notes (2012)                  Corporate Bonds...........  38.8%
4. Treasury Corp. of Victoria (2001)           Other.....................   4.2%
5. U.S. Treasury Notes (2003)

Because the Fund is actively managed, there can be no guarantee that it will continue to hold these securities or maintain these sector weightings.

                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS


                        [Photo of John A. McNeice, Jr.]


As your Fund's fiscal year ends, it is a good time to examine some facts that contributed to a memorable year for most mutual fund investors.

In general, equity investors were rewarded with unexpectedly strong corporate earnings that sent the stock market to new highs in 1995. 1996 is likely to be a good year as well, although a more modest one.

Conditions in the fixed-income and municipal markets were also favorable. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

Falling interest rates and controlled inflation helped the economy to grow at a comfortable pace -- a positive environment for financial markets. We expect this rate of growth and low inflation to continue into 1996. It is likely that further reductions in interest rates will take place in the first half of this year as the Federal Reserve keeps a watchful eye on inflation.

We do expect some sluggishness in the economy in the first half of the year, with some pick up in the second half of 1996. This will reflect several factors. Housing should benefit from lower interest rates and excess inventories of consumer and manufactured goods should be liquidated. Also, the pace of exports is likely to improve due to anticipated economic growth in Europe and Japan.

In foreign markets, we continue to find that the Pacific Rim offers the best combination of value and continued good earnings. In general, foreign markets lagged the U.S. market last year. In 1996, we could see that gap narrow.

This year, investors will pay close attention to the 1996 Presidential election. Usually, during an election year, incumbents will try to stimulate economic growth, although this familiar pattern may be altered by the current budget controversy.

Please remember that bull markets are a normal part of investing, but so are bear markets. By leaving your money invested over the long term and following a regular investment plan, you can avoid the difficulties of trying to predict short-term market movements.

With this update, I encourage you to read the following report on your Fund. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ John A. McNeice, Jr.
-----------------------------
John A. McNeice, Jr.
President
February 9, 1996

Because market conditions change frequently, there can be no assurance that the trends described here will continue.

                           PORTFOLIO MANAGEMENT REPORT

CARL ERICSON is Vice President of Colonial Management Associates, Inc. and Portfolio Manager of the Colonial Strategic Income Fund. Carl has been managing the Fund since 1991. He also manages three other Colonial funds.

Q: WHAT WERE THE PREVAILING ECONOMIC CONDITIONS DURING THE FUND'S FISCAL YEAR?

A: Both the stock and bond markets were bolstered by favorable economic conditions over the past 12 months. Lowered interest rates and moderate U.S. economic growth set the stage for an extended bond rally over the year. Because non-investment grade and foreign bonds tend to lag the U.S. government market, we experienced strong performance from those sectors later in the period.

Q: DURING THE PERIOD 1/1/95 TO 12/31/95, HOW HAS THE FUND PERFORMED?

A: The Fund's Class A shares had a total return of 20.17% compared to 18.02% for the average income fund in the General Bond category tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

Q: HOW DID THE FUND PERFORM RELATIVE TO THE LEHMAN BROTHERS MUTUAL FUND GENERAL BOND INDEX AND WHY?

A: During the period, the Fund outperformed the Lehman Mutual Fund General Bond Index, which tracks the performance of general income funds. The total return for the Fund's Class A shares, based on net asset value, was 20.17%, while the Lehman Mutual Fund General Bond Index posted a return of 19.25%. Colonial Strategic Income Fund outperformed the Index by virtue of its multi-market diversification, whereas the Index represents only U.S. issues.

Q: WHAT STRATEGIES  HELPED THE FUND'S PERFORMANCE DURING THE PERIOD?

A: Early in 1995 we were able to participate in the U.S. bond rally via the Treasury market. Mid-year we dropped our cash position to 2% from 6% and increased our exposure to foreign bonds to 35% from 30%. Because foreign markets tend to lag the U.S. markets, we were able to capture some gains later in the year by virtue of this move. That is the advantage of the flexibility offered by a multi-market diversified fund like Colonial Strategic Income Fund - when a sector slides a bit, other sectors of the Fund may pick up in its place.

Another positive trend that emerged this year was that a number of corporate bond issuers bought back bonds (called in) at a premium. The economy and lower interest rates have had a positive influence on cash flows of these companies, enabling them to reduce their debt. This trend played a role in increasing the Fund's net asset value during the year.

Q: WHAT IS YOUR OUTLOOK FOR THE COMING YEAR?

A: While we continue to have a positive outlook for the U.S. government bond market, it is currently the smallest of the three sectors in which the Fund invests. The Fund currently has 22% of its assets invested in U.S. government obligations. Moving forward, we are optimistic about the potential in high yield corporate and foreign bond markets.

            COLONIAL STRATEGIC INCOME FUND INVESTMENT PERFORMANCE VS.
                      LEHMAN MUTUAL FUND GENERAL BOND INDEX
               Change in Value of $10,000 from 12/31/85 - 12/31/95
                       Based on Net Asset Value (NAV) and
                 Maximum Offering Price (MOP) for Class A Shares

[GRAPH 1]
copy to come
LEHMAN
$25,118

$24,299

MOP

$23,145

12/85                                                                 12/95

A $10,000 investment in Class B shares made on May 15, 1992 (inception) at net asset value would have been valued at $13,602 on December 31, 1995. The same investment after deducting the applicable CDSC would have grown to $13,302 on December 31, 1995.

 AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1995 (MOST RECENT QUARTER END)
--------------------------------------------------------------------------------
                           CLASS A SHARES                  CLASS B SHARES
                          Inception 4/21/77*             Inception 5/15/92
                          NAV            MOP            NAV            w/CDSC
--------------------------------------------------------------------------------
1 YEAR                  20.17%          14.46%          19.29%       14.29%
--------------------------------------------------------------------------------
5 YEARS                 13.40%          12.31%          --            --
--------------------------------------------------------------------------------
10 YEARS                 9.28%           8.75%          --            --
--------------------------------------------------------------------------------
SINCE INCEPTION         10.39%          10.11%           8.84%        8.17%
--------------------------------------------------------------------------------


Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5.00% for one year and 3.00% since inception.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

*Current objective adopted 11/30/94.

[CAPTION]

         Label          A            B              C
         -----          -            -              -
Label    CSIF          NAV          MOP           Lehman
-----    ----          ---          ---           ------
 1       12/85        10000          9525           10000
 2                     9928          9456        10059.12
 3                    10371          9879        10481.36
 4                    10533         10033        10852.56
 5                    10546         10045        10901.99
 6                    10861         10345        10686.19
 7                    10603         10100           10996
 8                     9908          9437        11067.72
 9                    10619         10115        11359.12
10                    20059          9581        11217.62
11                    10579         10076        11380.44
12                    10752         10241        11519.68
13       12/86        10476          9978        11561.68
14                    11498         10952        11719.66
15                    11897         11332        11796.87
16                    12196         11617        11732.58
17                    12153         11576        11419.86
18                    12267         11684        11369.79
19                    12501         11907        11510.97
20                    12925         12311        11485.13
21                    13187         12561        11420.52
22                    12992         12375        11174.67
23                    10619         10115           11594
24                    10354          9862        11667.33
25       12/87        10867         10351        11826.92
26                    11198         10666        12232.04
27                    11790         11230        12372.57
28                    11918         11352        12250.13
29                    12063         11490        12179.38
30                    12111         11536        12097.97
31                    12430         11840        12370.96
32                    12281         11698        12300.53
33                    12082         11508        12332.19
34                    12266         11683        12601.95
35                    12589         11991        12825.51
36                    12572         11975        12680.46
37       12/88        12677         12075        12723.43
38                    12973         12357        12893.04
39                    12991         12374        12795.48
40                    13042         12422        12863.97
41                    13221         12593        13136.31
42                    13238         12610        13459.37
43                    13437         12799        13897.76
44                    13839         13182        14186.58
45                    13785         13130         13966.9
46                    13880         13220        14028.28



        Label     A       B        C
----------------------------------------
47              13636   12988      14383
48              13805   13149   14512.87
49      12/89   13937   13275   14534.52
50              13610   12964   14335.19
51              13437   12799   14367.17
52              13516   12874   14368.14
53              13377   12742   14235.68
54              13811   13155    14649.2
55              13990   13326   14885.68
56              14233   13557   15070.47
57              13707   13056    14852.4
58              13084   12462   14975.81
59              13021   12403   15174.17
60              13063   12442   15504.34
61      12/90   12955   12340   15738.56
62              13127   12503   15915.27
63              13790   13135   16051.92
64              14094   13425   15162.73
65              14556   13865   16348.81
66              14732   14032   16424.73
67              14754   14035   16406.96
68              15182   14461   16612.75
69              15476   14741   16995.58
70              15704   14958   17350.62
71              16074   15311   17505.69
72              16282   15509   17680.14
73              16636   15846   18276.51
74              16819   16020   18005.46
75              16980   16173   18101.09
76              17020   16212   18002.23
77              17206   16389   18109.49
78              17492   16661   18460.98
79              17779   16935   18731.38
80              18167   17304   19210.48
81              18383   17510   19382.03
82              18425   17550   19646.02
83              18161   17299   19346.82
84              18073   17215   19331.31
85      12/92   18262   17395   19662.12
86              18634   17749   20089.85
87              18904   18006   20506.92
88              19229   18316   20576.38
89              19397   18475   20734.68
90              19592   18661    20723.7
91              19870   18926   21194.08
92              19987   19037   21329.44
93              20325   19359    21819.2

        Label           A               B               C
 94                     20303           19339           21895.12
 95                     20702           19719           21984.61
 96                     20653           19672           21736.18
 97     12/93           20992           19995           21831.16
 98                     21447           20429           22159.71
 99                     21105           20103            21677.7
100                     20444           19473           21147.56
101                     20242           19281           20972.46
102                     20239           19277           20933.69
103                     20177           19219           20884.58
104                     20263           19301           21301.97
105                     20290           19327           21310.69
106                     20228           19267           20987.95
107                     20317           19351           20964.69
108                     20131           19175           20927.21
109     12/94           20221           19260           21065.16
110                     20434           19463           21469.63
111                     20931           19936           21967.47
112                     21335           20321           22114.79
113                     21805           20769           22423.31
114                     22438           21372           23363.09
115                     22494           21426           23549.82
116                     22746           21666           23459.04
117                     22837           21752           23759.16
118                     23255           22151           24000.49
119                     23578           22458           24352.95
120                     23837           22704           24753.87
121     12/95           24299           23145           25118.61

                              INVESTMENT PORTFOLIO

                        DECEMBER 31, 1995 (IN THOUSANDS)

BONDS & NOTES - 95.8%                                                        PAR     VALUE
-------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 38.8%
-------------------------------------------------------------------------------------------
CONSTRUCTION - 1.3%
 BUILDING CONSTRUCTION - 1.0%
 Toll Corp.,
                                                      10.500%   03/15/02   $3,000   $ 3,158
 USG Corp.,
                                                       9.250%   09/15/01    6,000     6,390
 U.S. Home Corp.,
                                                       9.750%   06/15/03    4,500     4,601
                                                                                    -------
                                                                                     14,149
                                                                                    -------
 SPECIAL TRADE CONTRACTORS - 0.3%
 Building Materials Corp. of America,
   stepped coupon, (11.750% 07/01/99)
                        (a)                                     07/01/04    7,000     4,760
                                                                                    -------
-------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
 NONDEPOSITORY CREDIT INSTITUTIONS
 Drum Financial Corp., (b)(c)
                                                      12.875%   09/15/99    1,000        10
                                                                                    -------
-------------------------------------------------------------------------------------------
MANUFACTURING - 10.1%
 CHEMICALS - 1.8%
 Agricultural Minerals Co., L.P.,
                                                      10.750%   09/30/03    7,200     7,884
 Energy Ventures, Inc.,
                                                      10.250%   03/15/04    2,500     2,650
 Huntsman Corp.,
                                                      11.000%   04/15/04    7,000     8,024
 N.L. Industries, Inc.,
                                                      11.750%   10/15/03    6,340     6,768
                                                                                    -------
                                                                                     25,326
                                                                                    -------
 ELECTRONIC & ELECTRICAL EQUIPMENT - 0.7%
 Amphenol Corp.:
                                                      10.450%   11/01/01    6,000     6,600
                                                      12.750%   12/15/02    2,500     2,850
 Kollmorgen Corp.,
                                                       8.750%   05/01/09      622       619
                                                                                    -------
                                                                                     10,069
                                                                                    -------
 FABRICATED METAL - 0.1%
 Haynes International, Inc.,
                                                      13.500%   08/15/99    3,000     1,980
                                                                                    -------

                     Investment Portfolio/December 31, 1995

-----------------------------------------------------------------------------------------------
FOOD & KINDRED PRODUCTS - 0.6%
Pilgrim's Pride Corp.,
                                               10.875%   08/01/03             $ 4,600   $ 4,221
Van De Kamps, Inc.,
                                               12.000%   09/15/05               3,750     3,881
                                                                                        -------
                                                                                          8,102
                                                                                        -------
LUMBER & WOOD PRODUCTS - 0.5%
Triangle Pacific Corp.,
                                               10.500%   08/01/03               6,000     6,360
                                                                                        -------
MISCELLANEOUS MANUFACTURING - 1.0%
American Standard Co.,
  stepped coupon, (10.500% 06/01/98)
                       (a)                               06/01/05              11,000     9,432
Coleman Holdings Co., Series B,
                       (d)                               05/27/98               6,000     4,845
                                                                                        -------
                                                                                         14,277
                                                                                        -------
PAPER PRODUCTS - 2.5%
Container Corp. of America,
 Series A,
                                               11.250%   05/01/04               7,500     7,706
Gaylord Container Corp,
  stepped coupon, (12.750%  05/15/96)
                       (a)                               05/15/05               5,000     4,900
Repap Wisconsin, Inc.,
                                                9.875%   05/01/06               9,000     8,505
SD Warren Co.,
                                               12.000%   12/15/04               6,500     7,118
Stone Container Corp.:
                                               10.750%   10/01/02               2,000     2,065
                                               11.875%   12/01/98               3,750     3,928
                                               12.625%   07/15/98               1,000     1,060
                                                                                        -------
                                                                                         35,282
                                                                                        -------
PETROLEUM REFINING - 0.3%
Flores & Rucks, Inc.,
                                               13.500%   12/01/04               3,825     4,351
                                                                                        -------
PRIMARY METAL - 0.5%
A.K. Steel Corp.,
                                               10.750%   04/01/04               5,000     5,537
UCAR Global Enterprises, Inc.,
                                               12.000%   01/15/05               1,870     2,146
                                                                                        -------
                                                                                          7,683
                                                                                        -------

                     Investment Portfolio/December 31, 1995

----------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                  PAR      VALUE
----------------------------------------------------------------------------
MANUFACTURING - CONT
 PRINTING & PUBLISHING - 0.4%
 K-III Communications Corp.,
                                        10.625%  05/01/02   $5,000   $ 5,325
                                                                     -------
 RUBBER & PLASTIC - 0.6%
 Atlantis Group, Inc.,
                                        11.000%  02/15/03    3,100     2,697
 Berry Plastics Corp.,
                                        12.250%  04/15/04    3,000     3,210
 Calmar, Inc.,
                                        11.500%  08/15/05(e) 1,000     1,015
 Portola Packaging, Inc.,
                                        10.750%  10/01/05    2,000     2,060
                                                                     -------
                                                                       8,982
                                                                     -------
 STONE, CLAY, GLASS & CONCRETE - 0.4%
 Owens-Illinois, Inc.,
                                         9.950%  10/15/04    6,000     6,360
                                                                     -------
 TEXTILE MILL PRODUCTS - 0.0%
 Guilford Mills, Inc.,
                                         6.000%  09/15/12      700       661
                                                                     -------
 TOBACCO PRODUCTS - 0.1%
 Consolidated Cigar Corp.,
                                        10.500%  03/01/03    1,000     1,030
                                                                     -------
 TRANSPORTATION EQUIPMENT - 0.6%
 Aftermarket Technology Corp.,
  Series B,
                                        12.000%  08/01/04    2,500     2,637
 Harvard Industries, Inc.,
                                        11.125%  08/01/05    4,000     4,020
 Lear Seating Corp.,
                                        11.250%  07/15/00    1,500     1,584
                                                                     -------
                                                                       8,241
                                                                     -------
----------------------------------------------------------------------------
MINING & ENERGY - 4.9%
 CRUDE PETROLEUM & NATURAL GAS - 0.8%
 Ferrellgas Finance Corp., L.P.,
                                        10.000%  08/01/01    2,500     2,675
 Triton Energy Corp.:
    stepped coupon,
                                           (d)   11/01/97    5,000     4,313
                                           (d)   12/15/00    4,500     4,230
                                                                     -------
                                                                      11,218
                                                                     -------

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

 METAL MINING - 0.3%
 Freeport-McMoRan Resource
   Partners,
                                                 8.750%   02/15/04   $3,500   $ 3,587
                                                                              -------
 OIL & GAS EXTRACTION - 3.2%
 Falcon Drilling Co., Inc., Series B,
                                                 9.750%   01/15/01    5,000     5,100
 Global Marine, Inc.,
                                                12.750%   12/15/99    3,000     3,322
 Gulf Canada Resources Ltd.,
                                                 9.250%   01/15/04    7,500     7,725
 Maxus Energy Corp.,
                                                 9.875%   10/15/02    3,000     3,007
 Mesa Capital Corp.,
                                                12.750%   06/30/98    4,000     3,550
 Occidental Petroleum Corp.,
                                                11.750%   03/15/11    1,000     1,060
 Plains Resources, Inc.,
                                                12.000%   10/01/99    4,000     4,190
 Rowan Companies, Inc.,
                                                11.875%   12/01/01    4,000     4,340
 Santa Fe Energy Resources, Inc.,
                                                11.000%   05/15/04    7,000     7,726
 TransTexas Gas Corp.
                                                11.500%   06/15/02    3,500     3,605
 Trident NGL, Inc.,
                                                10.250%   04/15/03    2,500     2,775
                                                                              -------
                                                                               46,400
                                                                              -------
 OIL & GAS FIELD SERVICES - 0.6%
 Tuboscope Vetco International
   Corp.,
                                                10.750%   04/15/03    4,000     3,960
 United Meridian Corp.,
                                                10.375%   10/15/05    3,750     3,956
                                                                              -------
                                                                                7,916
                                                                              -------
-------------------------------------------------------------------------------------
RETAIL TRADE - 2.1%
 AUTO DEALERS & GAS STATIONS - 0.0%
 Iroquois Brands Ltd., (b)(f)
                                                12.000%   09/15/99    1,000        10
                                                                              -------
 FOOD STORES - 1.0%
 Dominick's Finer Foods, Inc.,
                                                10.875%   05/01/05    4,000     4,260

                     Investment Portfolio/December 31, 1995

--------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT                            PAR      VALUE
--------------------------------------------------------------------------------------
RETAIL TRADE - CONT
 FOOD STORES - CONT
 Pathmark Stores, Inc.:
    stepped coupon,
                 (10.750% 11/01/99)  (a)                  11/01/03   $13,500   $ 8,269
                                                 9.625%   05/01/03     2,250     2,183
                                                                               -------
                                                                                14,712
                                                                               -------
 MISCELLANEOUS RETAIL - 1.1%
 Barry's Jewelers, Inc.,
                                                12.625%   05/15/96         3         3
 Brylane Capital Corp., Series B,
                                                10.000%   09/01/03     5,000     4,425
 Finlay Fine Jewelry Corp.,
                                                10.625%   05/01/03     5,000     4,750
 Thrifty Payless Holdings, Inc.,
                                                11.750%   04/15/03     6,000     6,510
                                                                               -------
                                                                                15,688
                                                                               -------
SERVICES - 6.8%
 AMUSEMENT & RECREATION - 2.8%
 Bally's Grand, Inc., Series B,
                                                10.375%   12/15/03     7,500     7,650
 Boyd Gaming Corp.,
                                                10.750%   09/01/03     3,000     3,135
 Empress River Casino Finance Corp.,
                                                10.750%   04/01/02     4,000     4,100
 Falcon Holdings, PIK,
                                                11.000%   09/15/03     4,555     4,373
 GNF Corp.,
                                                10.625%   04/01/03     7,000     6,510
 Grand Casinos, Inc.,
                                                10.125%   12/01/03     5,500     5,734
 Trump Taj Mahal Funding, Inc., PIK,
                                                11.350%   11/15/99     9,000     8,663
                                                                               -------
                                                                                40,165
                                                                               -------
 BUSINESS SERVICES - 0.2%
 Darling International, Inc.,
                                                11.000%   07/15/00       401       401
 Figgie International, Inc.,
                                                 9.875%   10/01/99     3,000     2,992
                                                                               -------
                                                                                 3,393
                                                                               -------
 HEALTH SERVICES - 2.8%
 Abbey Healthcare Group, Inc.,
                                                 9.500%   11/01/02     7,000     7,455
 Community Health Systems, Inc.,
                                                10.250%   11/30/03     6,000     6,480

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

 Genesis Health Ventures,
                                     9.750%  06/15/05      $ 1,500   $ 1,582
 GranCare, Inc.,
                                     9.375%  09/15/05        5,750     5,807
 HealthSouth Rehabilitation Corp.,
                                     9.500%  04/01/01        3,500     3,732
 Integrated Health Services, Inc.,
                                    10.750%  07/15/04        3,000     3,210
 OrNda Health Corp.:
                                    11.375%  08/15/04        2,500     2,806
                                    12.250%  05/15/02        3,000     3,300
 Tenet Healthcare Corp.,
                                    10.125%  03/01/05        5,000     5,538
                                                                     -------
                                                                      39,910
                                                                     -------
 HOTELS, CAMPS & LODGING - 1.0%
 California Hotel Finance,
                                    11.000%  12/01/02        5,000     5,300
 HMC Acquisition Properties,
                                     9.000%  12/15/07(e)      3,500     3,535
 HMH Properties, Inc.,
                                     9.500%  05/15/05        5,100     5,202
                                                                     -------
                                                                      14,037
                                                                     -------
----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY  SERVICES - 13.1%
 AIR TRANSPORTATION - 0.2%
 World Corp., Inc.,
                                    13.875%  08/15/97        2,500     2,506
                                                                     -------
 COMMUNICATIONS - 12.6%
 Act III Broadcasting,
                                    10.250%  12/15/05        8,500     8,691
 Allbritton Communications Co.,
                                    11.500%  08/15/04        7,000     7,385
 Bell Cablemedia PLC,
   stepped coupon,
                 (11.950% 07/15/99) (a)      07/15/04(g)    10,000     7,075
 CAI Wireless Systems, Inc.,
                                    12.250%  09/15/02        8,000     8,560
 Cablevision Systems Corp.,
                                    10.750%  04/01/04        5,000     5,275
 Cellular Communications Units,
                                       (d)   08/15/00(h)         2     1,537
 Cencall Communications Corp.,
   stepped coupon,                                         (10.125%  01/15/99)
                                       (a)   01/15/04        6,000     3,390

                     Investment Portfolio/December 31, 1995

------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT                                                  PAR      VALUE
------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY  SERVICES - CONT
 COMMUNICATIONS - CONT
 Clearnet Communicatons Units,
   stepped coupon,
         (14.750%   12/15/00) (a)                                         12/15/05 (i)     $     7   $ 3,900
 Comcast Cable Partners Ltd.,
   stepped coupon,
         (11.200%   11/15/00) (a)                                         11/15/07 (g)       6,500     3,770
 Comcast Corp.,
                                                                  9.125%  10/15/06           2,000     2,082
 Continental Cablevision, Inc.,
                                                                 11.000%  06/01/07          10,000    11,187
 GST Telecommunications Units,
   stepped coupon,
         (13.875%   12/15/00) (a)                                         12/15/05 (e)(j)        1     5,472
 Heritage Media Corp.,
                                                                 11.000%  06/15/02           1,500     1,609
 International CableTel, Inc.,
   stepped coupon,
        (12.750%  04/15/00)  (a)                                          04/15/05           5,500     3,492
 Jones Intercable, Inc.:
                                                                  9.625%  03/15/02           2,000     2,150
                                                                 10.500%  03/01/08           2,500     2,737
                                                                 11.500%  07/15/04           2,500     2,775
 Le Groupe Videotron,
                                                                 10.625%  02/15/05           3,000     3,225
 Lenfest Communications, Inc.,
                                                                  8.375%  11/01/05           3,750     3,750
 MFS Communications Company, Inc.,
   stepped coupon,
         (9.375%  01/15/99)  (a)                                          01/15/04           7,750     6,239
 Metrocall, Inc.,
                                                                 10.375%  10/01/07           1,500     1,598
 Mobilemedia Communications, Inc.,
   stepped coupon,
         (10.500%  12/1/98)  (a)                                          12/01/03           3,500     2,704
 Mobilemedia Corp.,
                                                                  9.375%  11/01/07           4,000     4,100
 NWCG Holding Corp.,
                             (d)                                          06/15/99           6,000     4,140
 Paging Network, Inc.:
                                                                  8.875%  02/01/06           2,000     2,050
                                                                 10.125%  08/01/07           2,000     2,180
                                                                 11.750%  05/15/02           2,500     2,769
 PanAmSat Corp.,
   stepped coupon,
         (11.375%  08/01/98)  (a)                                         08/01/03           6,000     4,890

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 PriCellular Wireless Corp.,
   stepped coupon,
         (14.000%  11/15/97)  (a)                          11/15/01        $ 6,000    $  5,220
 Rogers Cablesystems, Inc.:
                                                10.000%    03/15/05          3,000       3,221
                                                10.875%    04/15/04          3,000       3,135
 SCI Television, Inc.,
                                                11.000%    06/30/05          5,000       5,313
 Telewest Communication PLC,
   stepped coupon,
         (11.000%  10/01/00) (a)                           10/01/07 (g)      9,000       5,411
 USA Mobile Communications
   Holdings, Inc.:
                                                  9.500%   02/01/04          3,000      2,970
                                                 14.000%   11/01/04          3,000      3,503
 Viacom International, Inc.,
                                                  8.000%   07/07/06          4,000      4,080
 Videotron Holding PLC,
   stepped coupon:
         (11.125%  07/01/99)  (a)                          07/01/04 (g)     13,000      9,035
         (11.000%  08/15/00)  (a)                          08/15/05 (g)      4,000      2,490
 Winstar Communications, Inc. Units,
   stepped coupon,
         (14.000%   10/15/00) (a)                          10/15/05 (e)(k)       5      7,354
 Wireless One, Inc.,Units,
                                                 13.000%   10/15/03 (l)          1      1,590
 Young Broadcasting Corp.:
                                                 10.125%   02/15/05          3,000      3,169
                                                 11.750%   11/15/04          4,000      4,475
                                                                                     --------
                                                                                      179,698
                                                                                     --------
 ELECTRIC SERVICES - 0.1%
 System Energy Resources, Inc.,
                                                 11.375%   09/01/16          1,123      1,206
                                                                                     --------
 GAS SERVICES - 0.2%
 California Energy Co., Inc.,
                                                  9.875%   06/30/03          3,600      3,762
                                                                                     --------
-------------------------------------------------------------------------------------------------------
WHOLESALE TRADE - 0.5%
 NONDURABLE GOODS
 Revlon Consumer Products Corp.,
  Series B,
                                                  9.375%   04/01/01          2,000      2,025
 Revlon Worldwide Corp.,
                              (d)                          03/15/98          7,500      5,550
                                                                                     --------
                                                                                        7,575
                                                                                     --------

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

TOTAL CORPORATE FIXED-INCOME
BONDS & NOTES (cost of $591,131)                                                    $554,731
                                                                                    --------


FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS - 35.1%                CURRENCY                            PAR      VALUE
--------------------------------------------------------------------------------------------
 Argentina Par Brady,
   stepped coupon,
   (5.250% 04/01/96)                         5.000%   03/31/23(m)   AR     55,750     31,638
 Government of Finland Bond:
                                             9.500%   03/15/04      FN    155,000     40,188
                                            10.000%   09/15/01      FN     77,000     20,406
 Kingdom of Denmark,
                                             8.000%   05/15/03      DK    850,473    162,685
 Republic of Poland (Brady),
   Past Due Interest,
   stepped coupon,
   (4.000% 10/27/96)                         3.750%   10/27/14(m)   PL     45,000     28,912
 Republic of South Africa,
                                            12.000%   02/28/05      SA    110,000     26,786
 Treasury Corp. of Victoria.,
                                            12.000%   09/22/01      A$     75,414     66,142
 United Kingdom Treasury,
                                            10.000%   09/08/03      UK     48,301     86,840
 Western Australia Treasury,
                                            12.000%   08/01/01      A$     43,500     38,060
                                                                                     -------
TOTAL FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS (cost of $424,100)                                                501,657
                                                                                     -------

U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 21.9%
--------------------------------------------------------------------------------------------
                                                    Maturities
                                            Coupon    From/To
                                            ------    -------
 Federal Home Loan Mortgage Corp.:
                                             7.500%     2016             $    355        369
                                             8.000%  2006-2016              1,815      1,888
                                             8.500%  2007-2010              1,940      2,034
                                             8.750%  2005-2008                787        819
                                             9.000%  2004-2022              2,164      2,279
                                             9.250%  2007-2016              1,773      1,859
                                             9.500%  2008-2016              1,505      1,613
                                             9.750%  2008-2016                163        172
                                            10.000%  2009-2019              2,207      2,411
                                            10.500%  2011-2024              1,976      2,190
                                            10.750%  2008-2013              2,013      2,246
                                            11.250%  2010-2015              1,422      1,591
                                                                                      ------
                                                                                      19,471
                                                                                      ------

                     Investment Portfolio/December 31, 1995

-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - CONT.
-----------------------------------------------------------------------------------------------
                                                          Maturities
                                               Coupon       From/To
                                               ------       -------
 Federal National Mortgage Association:
                                                 7.500%    2003-2011     $  1,147   $     1,193
                                                 8.000%    2002-2009        1,467         1,532
                                                 8.250%    2007-2009          488           505
                                                 8.500%    2008-2021        3,685         3,883
                                                 9.000%    2003-2021        6,118         6,501
                                                 9.250%      2016             478           505
                                                10.000%    2013-2016        2,016         2,215
                                                10.500%    2007-2016        2,780         3,066
                                                                                      ---------
                                                                                         19,400
                                                                                      ---------
 Government National Mortgage Association:
                                                 8.500%      2006              73            78
                                                 9.000%    2008-2017       19,616        20,937
                                                 9.500%    2009-2017        9,251        10,048
                                                10.000%    2000-2021        3,558         3,901
                                                10.500%    2001-2021        1,002         1,119
                                                11.000%    2009-2016        4,309         4,870
                                                11.750%    2013-2015          239           273
                                                12.000%      2014              16            19
                                                                                      ---------
                                                                                         41,245
                                                                                      ---------
 U.S. Treasury Bonds:
                                                 8.000%      1999         45,725         49,683
                                                10.750%      2003          5,741          7,529
                                                12.000%      2013         32,091         49,445
                                                                                      ---------
                                                                                        106,657
                                                                                      ---------
 U.S. Treasury Notes:
                                                10.375%     2012          50,531         69,859
                                                11.875%     2003          40,517         56,603
                                                                                      ---------
                                                                                        126,462
                                                                                      ---------
TOTAL U.S. GOVERMENT &
AGENCY OBLIGATIONS (cost of $300,773)                                                   313,235
                                                                                      ---------
TOTAL BONDS & NOTES (cost of $1,316,004)                                              1,369,623
                                                                                      ---------


COMMON STOCKS - 0.5%                                                      SHARES          VALUE
-----------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
 BUILDING CONSTRUCTION
 Calton, Inc.  (c)                                                           356             156
 U.S. Home Corp. (c)                                                          31             909
                                                                                           -----
                                                                                           1,065
                                                                                           -----

                     Investment Portfolio/December 31, 1995

-----------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                                SHARES   VALUE
-----------------------------------------------------------------------------------
MANUFACTURING - 0.2%
 FOOD & KINDRED PRODUCTS - 0.1%
 Darling International, Inc. (c)                                        27   $  726
 FoodBrands America, Inc. (c)                                           14      167
 Spreckels Industries, Inc. (c)                                         70      958
                                                                             ------
                                                                              1,851
                                                                             ------
 PRIMARY METAL - 0.1%
 LTV Corp.  (c)                                                         20      275
 Texas Industries, Inc.                                                 15      771
                                                                             ------
                                                                              1,046
                                                                             ------
RETAIL TRADE - 0.1%
 GENERAL MERCHANDISE STORES - 0.1%
 Federated Department Stores, Inc. (c)                                  30      833
                                                                             ------
 MISCELLANEOUS RETAIL - 0.0%
 Pharmhouse Corp. (c)                                                    4       13
                                                                             ------
-----------------------------------------------------------------------------------
SERVICES - 0.1%
 HEALTH SERVICES
 Total Renal Care Holdings, Inc. (c)                                    33      974
                                                                             ------
-----------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
 GAS SERVICES - 0.0%
 United Gas Holdings Corp. (b)(c)(e)                                    30      416
                                                                             ------
 LOCAL & SUBURBAN TRANSIT - 0.0%
 Greyhound Lines, Inc., 12.50% Escrow
  Receipts (b)(c)                                                        1      (n)
                                                                             ------
 MOTOR FREIGHT & WAREHOUSING - 0.0%
 St. Johnsbury Trucking Co. (b)(c)                                      31       63
 Sun Carriers, Inc. (b)(c)(e)                                          130        1
                                                                             ------
                                                                                 64
                                                                             ------
WHOLESALE TRADE - 0.0%
 DURABLE GOODS
 Continental Health Affiliates, Inc. (c)                               530      563
                                                                             ------
TOTAL COMMON STOCKS (cost of $7,803)                                          6,825
                                                                             ------
PREFERRED STOCK - 0.0%
-----------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
 HOLDING & OTHER INVESTMENT OFFICES
 Riggs National Corp., 10.75%
    (cost of $474)                                                      19      527
                                                                             ------

                     Investment Portfolio/December 31, 1995

-----------------------------------------------------------------------------
WARRANTS - 0.0% (c)
-----------------------------------------------------------------------------
MANUFACTURING - 0.0%
 RUBBER & PLASTIC
 BPC Holdings Corp.                                           3    $       38
                                                                   ----------
-----------------------------------------------------------------------------
MINING & ENERGY - 0.0%
 OIL & GAS EXTRACTION
 Forest Oil Corp.                                            82            72
                                                                   ----------
-----------------------------------------------------------------------------
SERVICES - 0.0%
 HOTELS, CAMPS & LODGING
 Capital Gaming International, Inc. (e)                       6             1
                                                                   ----------
-----------------------------------------------------------------------------
TOTAL WARRANTS (cost of $127)                                             111
TOTAL INVESTMENTS - 96.3% (cost of $1,324,408)(o)                   1,377,086
                                                                   ----------
SHORT-TERM OBLIGATIONS - 0.9%                           PAR
-----------------------------------------------------------------------------
 Repurchase agreement with Bankers Trust
 Securities Corp., dated 12/29/95, due 01/02/96
 at 5.700%, collateralized by U.S. Treasury notes
 with various maturities to 2000, market
 value $8,372 (repurchase proceeds $8,201)          $     8,196         8,196

 Repurchase agreement with Chase Securities
 Corp., dated 12/29/95, due 01/02/96 at 5.500%,
 collateralized by a U.S. Treasury note
 maturing in 1996, market value $4,236
 (repurchase proceeds $4,146)                             4,143         4,143
                                                                   ----------
                                                                       12,339
                                                                   ----------
FORWARD CURRENCY CONTRACTS - 0.0%(p)                                     (833)
-----------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 2.8%                                 40,418
-----------------------------------------------------------------------------
NET ASSETS - 100%                                                  $1,429,010
                                                                   ----------

NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------------------------

(a) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(b) Represents fair value as determined in good faith under the direction of the Trustees.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d)   Zero coupon bond.

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.:
--------------------------------------------------------------------------------

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1995, the value of these securities amounted to $17,794 or 1.2% of net assets.

(f) This issuer has filed under Chapter 11 of the Federal Bankruptcy Code. Income is not being accrued.

(g)   This is a British security. Par amount is stated in U.S. dollars.

(h)   Each unit consists of one senior discount note and one warrant.

(i)   Each unit consists of ten senior discount notes and thirty-three warrants.

(j) Each unit consists of eight senior discount notes and one convertible bond.

(k)   Each unit consists of two senior discount notes and one convertible bond.

(l)   Each unit consists of one senior discount note and three warrants.

(m) Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(n)   Rounds to less than one.

(o)   Cost for federal income tax purposes is $1,324,445.

(p) As of December 31, 1995, the Fund had entered into the following forward currency exchange contracts:

                                                        Net Unrealized
                                                         Appreciation
 Contracts             In Exchange        Settlement    (Depreciation)
 to Deliver                For               Date          (U.S. $)
 ----------            -----------        ----------    --------------
DK    233,390         USD    41,666        01/04/96         (213)
USD    41,833         DK    233,390        01/04/96           46
UK     14,154         USD    21,636        01/04/96         (182)
USD    21,776         UK     14,154        01/04/96           43
UK     14,154         USD    21,650        01/04/96         (169)
USD    21,776         UK     14,154        01/04/96           42
DK    233,132         USD    41,687        01/05/96         (200)
FM     69,448         USD    16,174        01/05/96          249
DK    233,390         USD    41,858        02/05/96         (111)
UK     28,308         USD    43,518        02/05/96         (338)
                                                           -----
                                                           $(833)
                                                           -----

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.:
--------------------------------------------------------------------------------

Summary of Securities
    by Currency         Currency   Value     % of Total
-------------------------------------------------------
United States                   $  875,428      63.6
Denmark                    DK      162,685      11.8
Australia                  A$      104,202       7.6
United Kingdom             UK       86,840       6.3
Finland                    FN       60,594       4.4
Argentina                  AR       31,638       2.3
Poland                     PL       28,913       2.1
South Africa               SA       26,786       1.9
                                ----------     -----
                                $1,377,086     100.0
                                ----------     -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

 Acronym                                           Name
 -------                                           ----
 PIK                                               Payment-In-Kind

See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
                               DECEMBER 31, 1995

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $1,324,408)                         $ 1,377,086
Short-term obligations                                              12,339
                                                                ----------
                                                                 1,389,425
Receivable for:
  Interest                                        $    33,431
  Investments sold                                      6,846
  Fund shares sold                                      1,649
Other                                                      91       42,017
                                                  -----------   ----------
    Total Assets                                                 1,431,442
LIABILITIES
Unrealized depreciation on forward
  currency contracts                              $       833
Payable for:
  Fund shares repurchased                               1,446
Accrued:
    Deferred Trustees fees                                  7
     Transfer agent Out-of-Pocket fees                     40
Other                                                     106
                                                  -----------
    Total Liabilities                                                2,432
                                                                ----------
NET ASSETS                                                      $1,429,010
                                                                ----------

Net asset value & redemption price per share -
Class A ($714,961/98,974)                                            $7.22
                                                                ----------
Maximum offering price per share - Class A
($7.22/0.9525)                                                       $7.58(a)
                                                                ----------
Net asset value & offering price per share -
Class B ($714,049/98,854)                                            $7.22(b)
                                                                ----------

(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

(in thousands)
INVESTMENT INCOME
Interest                                                     $127,595
Dividends                                                         341
                                                             --------
                                                              127,936
EXPENSES
Management fee                                $  8,488
Service fee - Class A                            1,424
Service fee - Class B                            1,617
Distribution fee - Class B                       4,931
Transfer agent                                   3,254
Bookkeeping fee                                    442
Trustees fee                                        77
Custodian fee                                      337
Audit fee                                           70
Legal fee                                           15
Registration fee                                    37
Reports to shareholders                             32
Other                                              190         20,914
                                               --------      --------
       Net Investment Income                                  107,022
                                                             --------
NET REALIZED & UNREALIZED GAIN
 (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                        586
Foreign currency transactions                   (1,864)
                                              --------
       Net Realized Loss                                       (1,278)
Net unrealized appreciation (depreciation)
during the period on:
Investments                                    134,651
Foreign currency transactions                     (823)
                                              --------
       Net Unrealized Appreciation                            133,828
                                                             --------
              Net Gain                                        132,550
                                                             --------
Net Increase in Net Assets From Operations                   $239,572
                                                             --------

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                       Year ended December 31
                                                   -------------------------
INCREASE (DECREASE) IN NET ASSETS                      1995         1994
                                                   -----------  ------------
Operations:
Net investment income                              $   107,022  $    102,096
Net realized loss                                       (1,278)      (52,069)
Net unrealized appreciation (depreciation)             133,828      (104,252)
                                                   -----------  ------------
    Net Increase (Decrease) from Operations            239,572       (54,225)
Distributions:
From net investment income - Class A                   (56,681)      (56,419)
From capital Paid in - Class A                            --          (1,168)
In excess of net investment income - Class A              --             (13)
From net investment income - Class B                   (50,315)      (45,965)
From capital Paid in - Class B                            --            (951)
In excess of net investment income - Class B              --             (10)
                                                   -----------  ------------
                                                       132,576      (158,751)
                                                   -----------  ------------
Fund Share Transactions:
Receipts for shares sold - Class A                      76,500       139,735
Value of distributions reinvested - Class A             28,865        29,165
Cost of shares repurchased - Class A                   (94,406)     (109,086)
                                                   -----------  ------------
                                                        10,959        59,814
                                                   -----------  ------------
Receipts for shares sold - Class B                     112,405       285,091
Value of distributions reinvested - Class B             23,759        22,255
Cost of shares repurchased - Class B                   (95,861)      (99,032)
                                                   -----------  ------------
                                                        40,303       208,314
                                                   -----------  ------------
    Net Increase from Fund Share Transactions           51,262       268,128
                                                   -----------  ------------
        Total Increase                                 183,838       109,377
                                                   -----------  ------------
NET ASSETS
Beginning of period                                  1,245,172     1,135,795
                                                   -----------  ------------
End of period (including undistributed and net of
  overdistributed net investment income of $7,974
  and $23, respectively)                           $ 1,429,010  $  1,245,172
                                                   -----------  ------------
NUMBER OF FUND SHARES
Sold - Class A                                          11,030        19,709
Issued for distributions reinvested - Class A            4,151         4,270
Repurchased - Class A                                  (13,680)      (15,921)
                                                   -----------  ------------
                                                         1,501         8,058
                                                   -----------  ------------
Sold - Class B                                          16,221        40,112
Issued for distributions reinvested - Class B            3,417         3,267
Repurchased - Class B                                  (13,902)      (14,569)
                                                   -----------  ------------
                                                         5,736        28,810
                                                   -----------  ------------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION: Colonial Strategic Income Fund (the Fund), a series of Colonial Trust I, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's objective is to seek as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower rated corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

--------------------------------------------------------------------------------
                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee and Class A and Class B service fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A and Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to both Class A and Class B shares and by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis, premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on security transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are

                 Notes to Financial Statements/December 31, 1995

--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------

included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

                         Average Net Assets           Annual Fee Rate
                         ------------------           ---------------
                         First $1 billion.......           0.65%
                         Over $2 billion........           0.60%


BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

                         Average Net Assets           Annual Fee Rate
                         ------------------           ---------------
                         First $50 million......        No charge
                         Next $950 million......          0.035%
                         Next $1 billion........          0.025%


TRANSFER AGENT: Colonial Investors Service Center, Inc.(the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.20% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended December 31, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $177,196 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $2,035,407 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a

                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------

distribution fee equal to 0.75% annually of the average net assets attributable to Class B shares. The plan also requires the payment to the Distributor of a service fee on Class A and Class B shares as follows:

                     Value of shares         Annual
          outstanding on the 20th of          Fee
      each month which were issued            Rate
     ----------------------------------      ------
         Prior to January 1, 1993......       0.15%
     On or after January 1, 1993.......       0.25%


The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ACTIVITY: During the year ended December 31, 1995, purchases and sales of investments, other than short-term obligations, were $1,086,646,751 and $1,067,653,832, respectively, of which $225,683,153 and $198,957,157, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at December 31, 1995, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                $ 66,190,195
   Gross unrealized depreciation                 (13,549,253)
                                                ------------
           Net unrealized appreciation          $ 52,640,942
                                                ------------


CAPITAL LOSS CARRYFORWARDS: At December 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

              Year of                 Capital loss
            expiration                carryforward
            ----------                ------------
               1996                  $ 106,389,000
               1997                    122,574,000
               1998                      5,118,000
               1999                     36,511,000
               2000                     23,761,000
               2001                      3,442,000
               2002                     42,652,000
               2003                     18,825,000
                                     -------------
                                     $ 359,272,000
                                     -------------

                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
Of the loss carryforwards expiring in 1996 and 1997, $31,908,027 and $1,549,000, respectively, were acquired in the merger with Colonial Income Plus Fund.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions. The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

At December 31, 1995, net assets consisted of:
   Capital paid in                                        $1,695,271
   Undistributed net investment income                         7,974
   Accumulated net realized loss                            (326,408)
   Net unrealized appreciation (depreciation) on:
      Investments                                             52,678
      Foreign currency transactions                             (505)
                                                          ----------
                                                          $1,429,010
                                                          ----------

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    Year ended December 31
                                       ---------------------------------------------------------------------------------
                                                   1995                           1994                      1993
                                                   ----                           ----                      ----
                                         Class A          Class B         Class A      Class B      Class A      Class B
                                         -------          -------         -------      -------      -------      -------
Net asset value -
   Beginning of period                 $  6.530         $  6.530         $ 7.390      $ 7.390      $  7.010     $  7.010
                                       ---------        ---------        --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income                                    0.621            0.569           0.580        0.529        0.565        0.511
Net realized and
unrealized gain (loss)                     0.650            0.650          (0.848)      (0.849)       0.448        0.448
                                       ---------        ---------        --------     --------     --------     --------
   Total from Investment
      Operations                           1.271            1.219          (0.268)      (0.320)       1.013        0.959
                                       ---------        ---------        --------     --------     --------     --------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment
 income                                   (0.581)          (0.529)         (0.580)      (0.529)      (0.585)      (0.535)
In excess of net
 investment income                         --               --              --           --           --           --
From capital paid in                       --               --             (0.012)      (0.011)      (0.048)      (0.044)
                                       ---------        ---------        --------     --------     --------     --------
  Total distributions
    declared to
   shareholders                           (0.581)          (0.529)         (0.592)      (0.540)      (0.633)      (0.579)
                                       ---------        ---------        --------     --------     --------     --------
Net asset value -
   End of period                       $   7.220        $   7.220        $  6.530     $  6.530     $  7.390     $  7.390
                                       ---------        ---------        --------     --------     --------     --------
Total return (a)                           20.17%           19.29%          (3.67)%      (4.40)%      14.95%       14.11%
                                       ---------        ---------        --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                    1.18%(b)         1.97%(b)        1.21%        1.96%        1.19%        1.94%
Net investment
 income                                     8.42%(b)         7.63%(b)        8.38%        7.63%        8.42%        7.67%
Portfolio turnover                            83%              83%             78%          78%         138%         138%
Net assets at end
of period (000)                        $ 714,961        $ 714,049        $636,824     $608,348     $660,654     $475,141

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                             Year ended December 31
                                                   -------------------------------------
                                                            1992                 1991
                                                    Class A      Class B(a)     Class A
                                                   ---------     -------        --------
Net asset value -
   Beginning of period                             $   7.020     $ 7.080        $  6.050
                                                   ---------     -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.669       0.385           0.684
Net realized and
unrealized gain (loss)                                (0.004)     (0.067)          0.966
                                                   ---------     -------        --------
   Total from Investment
      Operations                                       0.665       0.318           1.650
                                                   ---------     -------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                                               (0.673)     (0.388)         (0.680)
In excess of net investment
 income                                               (0.002)       --              --
From capital paid in                                    --          --              --
                                                   ---------     -------        --------
  Total distributions
   declared to shareholders                           (0.675)     (0.388)         (0.680)
                                                   ---------     -------        --------
Net asset value -
   End of period                                   $   7.010     $ 7.010        $  7.020
                                                   ---------     -------        --------
Total return (b)                                        9.77%       2.48%(c)       28.41%
                                                   ---------     -------        --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                1.18%       1.93%(d)        1.12%
Net investment income                                   9.39%       8.64%(d)       10.27%
Portfolio turnover                                        96%         96%             48%
Net assets at end
of period (000)                                    $ 437,380     $37,935        $424,824

(a) Class B shares were initially offered on May 15, 1992. Per share amounts reflect activity from that date.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)   Not annualized.

(d)   Annualized.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Strategic Income Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Colonial Strategic Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Strategic Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]
Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

         NOT FDIC-                  MAY LOSE VALUE
         INSURED                    NO BANK GUARANTEE


            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             SI-02/623B-1295 (2/96)

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST I AND THE SHAREHOLDERS OF COLONIAL STRATEGIC
  INCOME FUND

        In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Strategic Income Fund (a series of Colonial Trust I) at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1996